Submission	Jan. 09, 2026	Apr. 11, 2025
Submission [Line Items]
Central Index Key		0001768267
Registrant Name		CERENCE INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A